UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                               --------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            HEALTHINVEST PARTNERS AB
                 -------------------------------------------
Address:         ARSENALSGATAN 4
                 -------------------------------------------
                 SE-111 47 STOCKHOLM, SWEDEN
                 -------------------------------------------


Form 13F File Number: 28-12171


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Anders Hallberg
Title:      Managing Director and CEO
Phone:      011 46 (0) 8 440 38 31

Signature, Place, and Date of Signing:

    /s/ ANDERS HALLBERG           Stockholm, Sweden          May 10, 2007
    ------------------------   -------------------------   ---------------------
          [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                0
                                                -----------------

     Form 13F Information Table Entry Total:         44
                                                -----------------

     Form 13F Information Table Value Total:       338,365
                                                -----------------
                                                  (thousands)
     List of Other Included Managers:
None


COLUMN 1            COLUMN 2    COLUMN 3       COLUMN 4    COLUMN 5                 COLUMN 6     COLUMN 7  COLUMN 8
-----------------------------  -------------  ---------  ----------             --------------  --------  ---------
                    TITLE                      VALUE     SHARES/    SH/  PUT/     INVSTMT       OTHER     VOTING
                                                                                                          AUTHORITY
NAME OF ISSUER      OF CLASS       CUSIP      (X$1000)    PRN AMT    PRN  CALL     DSCRETN      MANAGERS    SOLE     SHARED  NONE
AFP Imaging          COM           001058 10 6    1,111      665,500  Sh          Shared-Defined     1       Sole
Almost Family Inc.   COM           020409 10 8   11,513      465,552  Sh          Shared-Defined     1       Sole
Allion Healthcare
Inc.                 COM           019615 10 3    6,431    1,576,130  Sh          Shared-Defined     1       Sole
American SVC Group
Inc                  COM           02364L 10 9   15,756      943,468  Sh          Shared-Defined     1       Sole
Angeion Corp         COM           03462H 40 4    5,088      347,047  Sh          Shared-Defined     1       Sole
Arrhrythmia Resh
Technology I         COM           042698 30 8    6,876      262,250  Sh          Shared-Defined     1       Sole
Bio Imaging
Technologies Inc     COM           09056N 10 3    7,076    1,121,374  Sh          Shared-Defined     1       Sole
Candela Corp         COM           136907 10 2   21,489    1,885,000  Sh          Shared-Defined     1       Sole
Chemed Corp          COM           16359R 10 3    4,518       92,300  Sh          Shared-Defined     1       Sole
Emageon Inc          COM           29076V 10 9    5,450      495,937  Sh          Shared-Defined     1       Sole
Emergency Medical
SVCS Corp            COM           29100P 10 2   19,850      676,543  Sh          Shared-Defined     1       Sole
Encorium Group Inc   COM           29257R 10 9    2,364      633,804  Sh          Shared-Defined     1       Sole
Enpath Medical Inc   COM           29355Y 10 5    5,939      599,860  Sh          Shared-Defined     1       Sole
FPIC Ins Group Inc   COM           302563 10 1   19,892      445,800  Sh          Shared-Defined     1       Sole
Health Grades Inc    COM           42218Q 10 2    7,580    1,216,700  Sh          Shared-Defined     1       Sole
Healthstream Inc     COM           42222N 10 3    3,592      841,263  Sh          Shared-Defined     1       Sole
Home Diagnostics
Inc. Del             COM           437080 10 4    5,644      522,600  Sh          Shared-Defined     1       Sole
Integra Lifesciences
Hldgs Corp           COM           457985 20 8    3,733       81,975  Sh          Shared-Defined     1       Sole
Integramed Amer Inc  COM           45810N 30 2    9,471      639,058  Sh          Shared-Defined     1       Sole
Iomed Inc            COM           462028 10 1    1,391      698,797  Sh          Shared-Defined     1       Sole
Kensey Nash Corp     COM           490057 10 6   15,666      515,000  Sh          Shared-Defined     1       Sole
Lannet Inc           COM           516012 10 1       93       18,000  Sh          Shared-Defined     1       Sole
LCA-Vision Inc       COM           501803 30 8      848       20,616  Sh          Shared-Defined     1       Sole
Lifecore Biomedical
Inc                  COM PAR $.001 532187 10 1   20,038    1,062,464  Sh          Shared-Defined     1       Sole
Medtox Scientific
Inc                  COM           584977 20 1    7,156      388,903  Sh          Shared-Defined     1       Sole
Memry Corp           COM           586263 20 4    4,101    2,030,214  Sh          Shared-Defined     1       Sole
Mentor Corp Minn     COM           587188 10 3      920       20,000  Sh          Shared-Defined     1       Sole
Metropolitan Health
Networks             COM           592142 10 3       54       27,000  Sh          Shared-Defined     1       Sole
Microtek Medical
Hldgs Inc            COM           59515B 10 9    5,261    1,107,550  Sh          Shared-Defined     1       Sole
Neurometrix Inc      COM           641255 10 4    5,723      590,000  Sh          Shared-Defined     1       Sole
Nighthawk Radiology
Hldgs Inc            COM           65411N 10 5   18,269    1,006,582  Sh          Shared-Defined     1       Sole
Obagi Medical
Products Inc         COM           67423R 10 8    3,287      221,474  Sh          Shared-Defined     1       Sole
Ophthalmic Imaging
Systems              COM           683737 20 9    3,739    1,551,397  Sh          Shared-Defined     1       Sole
Pacific Biometrics
Inc                  COM           69403Q 30 8      608      715,000  Sh          Shared-Defined     1       Sole
PHC Inc-CL A         COM           693315 10 3    5,401    1,672,121  Sh          Shared-Defined     1       Sole
Somanetics Corp      COM           834445 40 5   19,092      959,885  Sh          Shared-Defined     1       Sole
Sonic Innovations
Inc                  COM           83545M 10 9    3,946      467,000  Sh          Shared-Defined     1       Sole
Syneron Medical      COM           M87245 10 2    5,734      212,278  Sh          Shared-Defined     1       Sole
Theragenics Corp     COM           883375 10 7   17,651    2,828,666  Sh          Shared-Defined     1       Sole
Trimeris Inc         COM           896263 10 0   14,589    2,126,743  Sh          Shared-Defined     1       Sole
Universal Amern
Finl Corp            COM           913377 10 7    7,494      386,900  Sh          Shared-Defined     1       Sole
Valeant
Pharmaceuticals Intl COM           91911X 10 4    4,749      275,000  Sh          Shared-Defined     1       Sole
Vaxgen INC           COM           922390 20 8    1,138      621,973  Sh          Shared-Defined     1       Sole
Zymogenetics Inc     COM           98985T 10 9    8,045      517,689  Sh          Shared-Defined     1       Sole